Risks and Concentration - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Maximum [Member] | Revenue Benchmark [Member]
Risk And Concentration [Line Items]
Concentration of risk percentage	10.00%	10.00%	10.00%